Formation of Joint Venture	12 Months Ended
Dec. 31, 2020
Formation Of Joint Venture
Formation of Joint Venture
27.	FORMATION OF JOINT VENTURE

On October 22, 2020, the Company signed a Joint Venture Agreement (“JVA”) with Sanan IC to manufacture cost-effective, high-performance optical engines based on POET’s proprietary CMOS compatible Optical Interposer platform technology. In conjunction with the signing of the JVA, Sanan IC and the Company formed a joint venture company, Super Photonics Xiamen Co., Ltd. (“JVC”). The JVC will assemble, test, package and sell optical engines, a primary component of optical transceivers that transmit data between switches and severs in data centers and between data centers and metro areas.